Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2015	2014	2013
Numerator:
Numerator for basic and diluted earnings per share	$441,596	$422,122	$412,439

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	152,832	159,012	161,330
Effect of assumed conversion of 0.50% convertible notes	14	20	24
Effect of dilutive stock options granted	2,372	2,334	1,764

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	155,218	161,366	163,118

Basic earnings per share	$2.89	$2.65	$2.56

Diluted earnings per share	$2.85	$2.62	$2.53